Segment disclosure - Revenue by Geography (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment disclosure
Revenue	$ 52,591	$ 36,490	$ 102,860	$ 74,245
Revenue from streams	38,879	28,757	80,152	58,308
Revenues from royalties	13,712	7,733	22,708	15,937
Australia
Segment disclosure
Revenue	16,821	12,338	26,902	25,630
Revenue from streams	9,005	6,340	14,195	13,210
Revenues from royalties	7,816	5,998	12,707	12,420
United States
Segment disclosure
Revenue	6,462	733	12,423	1,206
Revenue from streams	5,546	733	10,998	1,206
Revenues from royalties	916	0	1,425	0
Peru
Segment disclosure
Revenue	8,165	10,049	22,290	22,402
Revenue from streams	8,012	10,049	21,988	22,402
Revenues from royalties	153	0	302	0
Canada
Segment disclosure
Revenue	4,118	4,022	7,840	8,147
Revenue from streams	1,989	2,287	4,124	4,630
Revenues from royalties	2,129	1,735	3,716	3,517
Mongolia
Segment disclosure
Revenue	5,617	4,846	11,727	5,616
South Africa
Segment disclosure
Revenue	3,163	3,377	6,037	7,609
Mexico
Segment disclosure
Revenue	2,975		5,903
Revenue from streams	1,389	0	2,655	0
Revenues from royalties	1,586	0	3,248	0
Colombia
Segment disclosure
Revenue	2,825	1,125	5,617	3,635
Other
Segment disclosure
Revenue	2,445		4,121
Revenue from streams	1,333	0	2,811	0
Revenues from royalties	$ 1,112	$ 0	$ 1,310	$ 0